Income Taxes (Details) - Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliation Of The Differences Between The Statutory Tax Rate And The Effective Tax Rate Abstract
Income tax computed at PRC statutory tax rate	25.00%	25.00%
Effect of tax-preferential entities	(23.40%)	(23.50%)
Non-deductible expenses	1.50%	2.20%
Income tax expense	3.10%	3.70%